UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21522

BlackRock S&P Quality Rankings Global Equity Managed Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock S&P Quality Rankings Global Equity Managed Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentage of Net Assets)

Shares	Description	Value
	LONG-TERM INVESTMENTS—99.7%
	Common Stocks—99.7%
	Australia—6.1%
281,000	CSR Ltd.	$786,306
117,200	Foster’s Group Ltd.	618,562
275,000	Gunns Ltd.	654,034
64,700	National Australia Bank Ltd.	2,036,711
126,100	Santos Ltd.	917,148
84,400	TABCORP Holdings Ltd.	1,146,039
33,200	Wesfarmers Ltd.	986,236
	Total Australia	7,145,036
	Austria—0.8%
14,000	Boehler-Uddeholm AG	991,872
	Canada—5.2%
25,500	Bank of Montreal	1,517,042
14,100	Bank of Nova Scotia	608,188
16,000	Enbridge, Inc.	520,870
30,600	Royal Bank of Canada	1,419,749
34,700	Toronto-Dominion Bank	2,060,534
	Total Canada	6,126,383
	Denmark—1.3%
32,400	Danske Bank A/S	1,492,503
	Finland—0.9%
19,200	Kesko Oyj	1,026,657
	France—4.8%
19,200	AXA S.A.	814,216
11,700	Bouygues	793,417
19,400	M6-Metropole Television	658,408
5,300	Societe Generale	940,835
17,200	Total S.A.	1,169,115
9,100	Vinci S.A.	1,258,581
	Total France	5,634,572
	Germany—1.5%
10,500	BASF AG	1,015,202
15,200	SAP AG	705,286
	Total Germany	1,720,488
	Hong Kong—2.4%
71,000	Esprit Holdings Ltd.	722,145
22,600	Hang Seng Bank Ltd.	313,759
204,500	Hong Kong Electric Holding	1,012,905
191,000	Hopewell Holdings	731,134
	Total Hong Kong	2,779,943
	Italy—2.6%
156,200	Enel S.p.A.	1,656,959
42,400	Eni S.p.A.	1,366,583
	Total Italy	3,023,542
	Japan—4.9%
11,700	Canon, Inc.	617,442
14,200	Hoya Corp.	517,556
53,000	Mitsui & Co. Ltd.	848,489
36,500	Nomura Holdings, Inc.	747,039
53,000	Ricoh Co. Ltd.	1,160,604
42,000	Sharp Corp.	717,499
17,300	Toyota Motor Corp.	1,138,716
	Total Japan	5,747,345
	Netherlands—1.8%
20,800	ABN Amro Holding N.V.	668,134

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		Netherlands—(cont’d)
104,100		Royal KPN N.V.	$1,504,654
		Total Netherlands	2,172,788
		Norway—0.5%
22,900		Ekornes ASA	549,776
		Spain—0.7%
32,600		Indra Sistemas S.A.	799,499
		Sweden—4.7%
15,300		Hennes & Mauritz AB	830,246
26,500		Kungsleden AB	431,529
85,000		Ratos AB	2,266,044
27,000		Scania AB	1,940,895
		Total Sweden	5,468,714
		United Kingdom—10.9%
55,300		Alliance & Leicester Plc	1,169,762
141,100		Barclays Plc	2,058,730
79,200	[1]	DFS Furniture Primback Unit	—
33,500		Gallaher Group Plc	744,148
40,000		George Wimpey Plc	426,208
64,100		GlaxoSmithKline Plc	1,730,823
61,200		HSBC Holdings Plc	1,115,123
193,500		Rentokil Initial Plc	616,398
46,300		Royal Dutch Shell Plc	1,570,131
69,183		Scottish & Southern Energy Plc	2,040,295
472,500		Vodafone Group Plc	1,382,608
		Total United Kingdom	12,854,226
		United States—50.6%
17,100		Abbott Laboratories	906,300
16,500		Agree Realty Corp. (REIT)	593,175
55,700		Allied Capital Corp.	1,607,502
29,600		Altria Group, Inc.	2,586,744
17,900		Ameren Corp.	950,669
11,100		American Intl. Group, Inc.	759,795
110,480		AT&T, Inc.	4,157,362
47,200		Bank of America Corp.	2,481,776
12,800		Chevron Corp.	932,864
13,200	[1]	Cisco Systems, Inc.	350,988
35,500		Citigroup, Inc.	1,957,115
11,200		Colonial Properties Trust (REIT)	550,480
17,300		ConAgra Foods, Inc.	444,783
14,100		Consolidated Edison, Inc.	680,748
26,200		Duke Energy Corp.	515,878
18,800		Eli Lilly & Co.	1,017,456
45,200		Emerson Electric Co.	2,032,644
14,400		Equity Residential (REIT)	810,432
35,800		Exxon Mobil Corp.	2,652,780
25,900		First Industrial Realty Trust, Inc. (REIT)	1,224,034
76,100		General Electric Co.	2,743,405
37,600		Health Care, Inc. (REIT)	1,760,056
31,000		Hewlett-Packard Co.	1,341,680
21,400		Home Depot, Inc.	871,836
12,700		Hospitality Properties Trust (REIT)	619,760
68,500		Intel Corp.	1,435,760
16,400		Intl. Business Machines Corp.	1,626,060
16,800		Johnson & Johnson	1,122,240
17,300		KeyCorp	660,341
25,000		Kimco Realty Corp. (REIT)	1,240,000
10,800		Liberty Property Trust (REIT)	558,792
23,000		McDonald’s Corp.	1,020,050
25,000		Merck & Co., Inc.	1,118,750
25,500		Microchip Technology, Inc.	886,380
79,700		Microsoft Corp.	2,459,542
17,100		Morgan Stanley	1,415,709
47,400		Motorola, Inc.	940,890

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		United States—(cont’d)
34,400		Nationwide Health Properties, Inc. (REIT)	$1,146,208
7,900		PepsiCo, Inc.	515,396
56,800		Pfizer, Inc.	1,490,432
9,300		Pitney Bowes, Inc.	445,191
10,700		Progress Energy, Inc.	508,678
8,500		Rohm & Haas Co.	442,510
13,100	[1]	Spectra Energy Corp.	342,172
32,900		Thornburg Mortgage, Inc. (REIT)	885,010
13,800		United Technologies Corp.	938,676
21,900		UST, Inc.	1,257,936
13,800		Wachovia Corp.	779,700
12,100		Wal-Mart Stores, Inc.	577,049
30,100		Wells Fargo & Co.	1,081,192
		Total United States	59,444,926
		Total Common Stocks (cost $84,794,752)	116,978,270
		MONEY MARKET FUND—0.4%
450,857		Fidelity Institutional Money Market Prime Portfolio (cost $450,857)	450,857
		Total investments—100.1% (cost $85,245,6092)	$117,429,127
		Liabilities in excess of other assets—(0.1)%	(80,492)
		Net Assets—100.0%	$117,348,635

[1]	Non-income producing security.

[2]	Cost for federal income tax purposes is $85,312,176. The net unrealized appreciation on a tax basis is $32,116,951, consisting of $32,438,006 gross unrealized appreciation and $321,055 gross unrealized depreciation.

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock S&P Quality Rankings Global Equity Managed Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007